Intangible Assets, Net	6 Months Ended
Mar. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8. INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Computer software	652,000	652,000
Less: accumulated amortization	(383,500)	(420,700)
Intangible assets, net	268,500	231,300

Amortization expenses were HK$42,500 and HK$37,200 for the six months ended March 31, 2024 and 2025, respectively.

Future estimated amortization expenses are disclosed as follows:

Twelve months ending March 31,	HK$
2026	74,400
2027	62,316
2028	45,400
2029	45,400
2030	3,784
231,300

No impairment loss was made for intangible assets for the six months ended March 31, 2024 and 2025.